CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Cash generated from continuing operations		$ 1,179	$ 991	$ 1,185
Interest paid		417	414	458
Income tax paid		(64)	(97)	(95)
Operating cash flows from operating activities - continuing operations		698	480	632
Operating cash flows from discontinued operation	[1]	141	375	330
Net cash from operating activities		839	855	962
Cash flows from investing activities
Purchase of property, plant and equipment		(498)	(465)	(391)
Purchase of intangible assets		(10)	(12)	(13)
Proceeds from disposal of property, plant and equipment		3	10	4
Investing cash flows used in continuing operations		(505)	(467)	(400)
Investing cash flows used in discontinued operation		(107)	(108)	(92)
Net cash from/(used in) investing activities		1,927	(575)	(492)
Cash flows from financing activities
Repayment of borrowings		(4,088)	(442)	(4,384)
Proceeds from borrowings		1,806	110	3,730
Proceeds from disposal of Food & Specialty		2,539
Dividends paid		(132)	(132)	(165)
Consideration received/(paid) on extinguishment of derivative financial instruments		9	(44)	46
Deferred debt issue costs paid		(14)	(5)	(38)
Lease payments		(78)	(4)
Early redemption premium paid		(165)	(7)	(91)
Proceeds from share issuance				326
Financing cash flows from continuing operations		(2,662)	(524)	(576)
Financing cash flows from discontinued operation			3	(1)
Net cash (outflow)/inflow from financing activities		(2,662)	(521)	(577)
Net (decrease)/increase in cash and cash equivalents		104	(241)	(107)
Cash and cash equivalents at the beginning of the year		530	784	813
Exchange (losses)/gains on cash and cash equivalents		(20)	(13)	78
Cash and cash equivalents at the end of the year		$ 614	$ 530	$ 784

[1]	(i) Operating cash flows for discontinued operation for the year ended December 31, 2019, include interest and income tax payments of $6 million and $15 million respectively (2018: $2 million and $8 million, 2017: $nil and $8 million).